Employee Benefit Plan, Description of Plan - EBP 002 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) mo Rate	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
EBP, Description of Plan [Text Block]
(1) Description of the Plan

(a) General

The following brief description of the General Mills 401(k) Plan (the Plan) is provided for general information purposes only. Participants should refer to the summary plan description and the plan document for more complete information.

The Plan is a defined contribution employee benefit plan sponsored by General Mills, Inc. (General Mills or the Company). The Plan is designed to offer employees of General Mills the opportunity to participate in a savings and investment program and to provide a source of additional income for retirement. The Plan allows for the withdrawal of certain vested funds during a participant’s active career, subject to significant restrictions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

The Plan is designed to comply with Section 404(c) of ERISA and the related regulations. The Plan provides for participant-directed accounts, which permit participants and beneficiaries to exercise control over the assets in the account and make investment decisions. As a result, the Plan’s fiduciaries may be released from liability for any losses that result from the participant’s individual investment decisions.

The Plan was initially designed as an Employee Stock Ownership Plan (ESOP) within the meaning of Section 4975(e)(7) of the Code. The Plan consists of a non-leveraged ESOP component and a non-ESOP component. The ESOP component consists of any amount invested in the General Mills Company Stock Fund and ESOP Funds under the Plan.

The Wellston Retirement Plan for Members of UFCW District Union Local 1059 (the Wellston Retirement Plan) was legally merged into the Plan effective October 1, 2025 and the participants of the Wellston Retirement Plan became participants of the Plan. In connection with this merger, net assets totaling $20,085,285 were transferred to the Plan.

During the calendar year 2024, the Company entered into a definitive agreement to sell its U.S. based yogurt business to affiliates of Groupe Lactalis S.A. (Lactalis). The Company closed the sale in calendar year 2025. As a result of the sale, Plan participants were offered an optional automated rollover to the 401(k) plan Lactalis sponsors resulting in a rollover of $60,981,919 during the 2025 Plan year which is reflected in the Statement of Changes in Net Assets Available for Benefits in the “Distributions to participants/beneficiaries” line item. Plan participants who did not elect to participate in the automated rollover are eligible for the same distribution election options available to terminated Plan participants.

(b) Trustee and Administration of the Plan

Certain Plan investments are held in the GMI Investment Trust (Investment Trust). The trustee and custodian of the Plan and the Investment Trust is Bank of New York Mellon (Mellon Trust or Trustee). Investment managers each manage a portion of the Investment Trust and make investment decisions for the assets for which they are responsible within specific guidelines established by the Benefit Finance Committee of General Mills, Inc. (Benefit Finance Committee).

The named administrative fiduciary for the Plan is the Company’s Vice President, Total Rewards (Plan administrator). The Company’s Benefit Finance Committee is the named financial fiduciary for the Plan.
(c) Contributions

The Plan includes an auto-enrollment provision, whereby all newly eligible non-union employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled non-union participants have their deferral rate set at 8% of eligible compensation and their contributions invested in a designated target date fund until changed by the participant. The Plan also includes an automatic annual increase, where the contribution rate will automatically increase by 1% each year until it reaches 10%. The employee will be given the opportunity to decline or make changes.

On December 29, 2022, the SECURE 2.0 Act of 2022 (SECURE 2.0) was signed into law. In accordance with SECURE 2.0, effective January 1, 2025, employees classified as Seasonal, Temporary, or Intern, and are age 21 or older, and have completed at least 500 hours of service in two consecutive years, or 1,000 hours in one year, are permitted to make elective 401(k) contributions under the Plan. These participants are not automatically enrolled. They are eligible to receive employer matching contributions and any employer allocations under the Plan.

Under the Plan, non-union non-highly compensated employees of General Mills may elect to contribute up to 50% of their eligible compensation on a before-tax and Roth basis. The combined total of before-tax and Roth contributions in no event can be more than 50% of eligible compensation. For those employees eligible to make catch-up contributions, the maximum combined rate for before-tax, Roth, and catch-up contributions cannot exceed 80% of eligible compensation. Catch-up contributions alone cannot be greater than 50% of eligible compensation. Catch-up contributions allow participants who are age 50 or older during a Plan year to make additional before-tax or Roth contributions above the regular employee contribution limit. The regular employee contribution IRS limit was $23,500 in 2025. The catch-up contribution IRS limit was $7,500 for participants age 50 through 59, $11,250 for participants age 60 through 63 (in accordance with SECURE 2.0) and $7,500 for participants age 64 and above during 2025.

Under the Plan, non-union highly compensated employees of General Mills may elect to contribute up to 15% of their eligible compensation on a before-tax and Roth basis. The combined total of before-tax and Roth contributions in no event can be more than 15% of eligible compensation. For those employees eligible to make catch-up contributions, the maximum combined rate for before-tax, Roth, and catch-up contributions cannot exceed 65% of eligible compensation. Catch-up contributions alone cannot be greater than 50% of eligible compensation.

Under the Plan, union non-highly compensated employees of General Mills may elect to contribute up to 30% of their eligible compensation on a before-tax and Roth basis. The combined total of before-tax and Roth contributions in no event can be more than 30% of eligible compensation. For those employees eligible to make catch-up contributions, the maximum combined rate for before-tax, Roth, and catch-up contributions cannot exceed 80% of eligible compensation. Catch-up contributions alone cannot be greater than 50% of eligible compensation.

Under the Plan, union highly compensated employees of General Mills may elect to contribute up to 15% of their eligible compensation on a before-tax and Roth basis. The combined total of before-tax and Roth contributions in no event can be more than 15% of eligible compensation. For those employees eligible to make catch-up contributions, the maximum combined rate for before-tax, Roth and catch-up contributions cannot exceed 65% of eligible compensation. Catch-up contributions alone cannot be greater than 50% eligible compensation.

The Plan provides for matching contributions and/or allocations by the Company, as defined by the Plan.
For non-union nonproduction employees hired on or before May 31, 2013 and for non-union production employees hired on or before December 31, 2017, the Company will match 50% of every dollar contributed up to 6% of eligible compensation. In addition, the Company may add up to another 50% of every dollar contributed up to 6% of eligible compensation after the close of each fiscal year, as an annual variable match. The amount of the variable match is based on the Company’s achievement of certain performance goals. The Company did not contribute any variable match during the Plan years ending December 31, 2025 or December 31, 2024.

For non-union nonproduction employees hired on or after June 1, 2013, and for non-union production employees hired on and after January 1, 2018, the Company will match 100% of every dollar contributed up to 4% of eligible compensation and 50% of every dollar contributed for the next 4% of eligible compensation. In addition, each calendar year the Company will make a contribution based on an employee’s age, years of service, and prior year’s eligible compensation.

For union employees, the Plan may provide for auto-enrollment, automatic increase, matching contributions and/or allocations by the Company based on the collective bargaining agreement.

Contributions are subject to certain Internal Revenue Code (“IRC”) limitations.

Contributions from Plan participants and the matching contributions from the Company are recorded in the year in which the employee contributions are withheld from compensation.

(d) Participant Accounts

Each participant’s account is credited with the participant’s contributions, Company matching contributions (if applicable), annual Company allocation (if applicable) as well as allocations of the Company’s profit sharing contribution (if applicable) and investment earnings (losses). Participant accounts are reduced by administrative expenses that are not otherwise paid for by the Company, with forfeitures, or another source. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account balance.

(e) Vesting and Payment of Benefits

If a participant retires, dies while an active employee, or becomes disabled, or if a participant’s employment with the Company is involuntarily terminated, or if the Plan is terminated by the Company, the participant will become 100% vested in the Company matching contributions (if applicable) and the annual Company allocation (if applicable). Terminated participants are entitled to a total distribution of the total vested account balance, or they may take partial withdrawals, or they may elect to receive periodic installment payments. If termination occurs for other reasons before a participant is 100% vested, the portion of the Company matching contributions and the annual Company allocation that are not vested will be forfeited, and the participant will receive the current value of the participant’s own after-tax, Roth, before-tax and rollover accounts, in addition to Company matching contributions and the annual Company allocation which are vested. In accordance with SECURE 2.0, the Plan automatically distributes or rolls over vested account balances that do not exceed $7,000 for terminated participants who do not make an affirmative distribution election.
In accordance with SECURE 2.0, designated Roth accounts under the Plan are not subject to required minimum distributions during a participant's lifetime. Surviving beneficiaries to Plan participants are subject to required minimum distributions on both Roth and non-Roth amounts as applicable.

Participants may request hardship withdrawals from certain accounts within the Plan for immediate and heavy financial needs for which funds are not reasonably available from other sources. In accordance with SECURE 2.0, documentation of the need is not required by the Plan but may be required by the IRS.

Participants are immediately vested in their contributions plus actual earnings thereon. The Company’s contributions vest in accordance with the following schedule:
(f) Notes Receivable from Participants

Participants who have a vested account balance of at least $2,000 in the Plan may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000, minus the highest outstanding loan balance during the last 12 months; or half of the vested balance, minus the highest outstanding loan balance during the last 12 months, at the time the loan is requested. Effective October 1, 2017, participants may have only one outstanding loan. Loan terms range up to 54 months for a general-purpose loan and up to 120 months for a primary residence loan. Interest is paid at a constant rate equal to 2% over the prime rate as of the last business day of the prior month that the loan originated. Loan repayments are made directly through payroll deductions and then applied to interest and principal according to the payment schedule. In addition, a one-time loan origination fee of $75 is deducted from the account for each loan.

(g) Forfeitures

Participants who terminate their employment with the Company forfeit the non-vested portion of the Company’s contributions to their accounts. However, if terminated participants are reemployed by the Company within 60 months of termination, such forfeited non-vested portion of the Company’s contributions is restored to their plan accounts if the participants repay the amount previously withdrawn from their Company contribution accounts, if any, within 60 months from the date of reemployment. At December 31, 2025 and 2024, forfeited non-vested amounts totaled $3,774 and $56,490, respectively. Forfeitures to the Plan can be used to offset future Company contributions, reinstate previously forfeited amounts to reemployed participants, and cover administrative expenses. For the year ended December 31, 2025, $2,950,617 was forfeited by participants and used to pay Plan fees and offset Company contributions related to that year.

(h) Plan Termination

Although the Plan is intended to be ongoing, the Company reserves the right to modify or terminate the Plan at any time. In the event the Plan is terminated or partially terminated in the future or if there is a complete discontinuance of contributions to the Plan, participants will become fully vested in all amounts in their accounts.

EBP, Employer Contribution, Receivable | $	$ 25,423,454	$ 25,797,668
EBP, Net Asset Available for Benefit, Transferred In | $	20,085,285
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan | $	20,085,285
EBP, Note Receivable from Participant | $	32,163,148	31,728,755
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount | $	1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount | $	$ 50,000
EBP, Asset Held for Investment, Participant Loan, Interest Rate	200.00%
EBP, Forfeited Nonvested Account | $	$ 3,774	$ 56,490
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution | $	$ 2,950,617
EBP, Participant Contribution, Automatic, Annual Increase Deferral Rate	1.00%
EBP, Participant Contribution, Automatic, Deferral Rate	8.00%
EBP, Net Asset Available for Benefit, Rollover from Other Plans | $	$ 60,981,919
EBP, Employer Contribution, Deferral, Vesting Percentage on Involuntary Termination	10000.00%
EBP, Note Receivable from Participant [Policy Text Block]
(f) Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Loan fees are paid by the participant, recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.

EBP, Automatic Distribution, Maximum, Amount | $	$ 7,000
General Purpose Loan
EBP, Description of Plan [Line Items]
EBP, Loan Term, General Purpose, Maximum | mo	54
Primary Residence Loan
EBP, Description of Plan [Line Items]
EBP, Loan Term, Primary Residence, Maximum | mo	120
One Year | 21 or older
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Period After Eligibility | $	1,000
Two Years | 21 or older
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Period After Eligibility | $	500
Maximum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	1000.00%
EBP, Service Period, 1 year but less than 2 years [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Vesting Percentage	20.00%
EBP, Service Period, 2 years but less than 3 years [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Vesting Percentage	40.00%
EBP, Service Period, 3 years but less than 4 years [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Vesting Percentage	60.00%
EBP, Service Period, 4 years but less than 5 years [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Vesting Percentage	80.00%
EBP, Service Period, 5 years or more [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Vesting Percentage	100.00%
Union non-highly compensated employees [Member] | Before Tax + Roth [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	30.00%
Union non-highly compensated employees [Member] | Catchup [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
Union non-highly compensated employees [Member] | Before Tax + Roth + Catchup [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	80.00%
Non-union non-highly compensated employees [Member] | Before Tax + Roth [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
Non-union non-highly compensated employees [Member] | Catchup [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
Non-union non-highly compensated employees [Member] | Before Tax + Roth + Catchup [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	80.00%
Non-union highly compensated employees [Member] | Before Tax + Roth [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	15.00%
Non-union highly compensated employees [Member] | Catchup [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
Non-union highly compensated employees [Member] | Before Tax + Roth + Catchup [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	65.00%
Union highly compensated employees [Member] | Before Tax + Roth [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	15.00%
Union highly compensated employees [Member] | Catchup [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
Union highly compensated employees [Member] | Before Tax + Roth + Catchup [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	65.00%
Pre-2017 Non-Union Production
EBP, Description of Plan [Line Items]
Concept: EBP, Employer Matching Contribution, Rate	50.00%
EBP, Employer Matching Contribution, Maximum Compensation Percentage	6.00%
EBP, Variable Match, Rate	50.00%
EBP, Variable Match, Maximum Compensation Percentage	6.00%
Post-2013 Non-Union Nonproduction/ Post-2018 Non-Union Production
EBP, Description of Plan [Line Items]
EBP, Employer Matching Contribution, Rate, First Tier	100.00%
EBP, Employer Matching Contribution, Maximum Compensation Percentage, First Tier	4.00%
EBP, Employer Matching Contribution, Rate, Second Tier	50.00%
EBP, Employer Matching Contribution, Maximum Compensation Percentage, Second Tier	4.00%